Net Income Per Share (Details) - Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock - Class A Common Stock [Member]	3 Months Ended
Mar. 31, 2024 USD ($) $ / shares shares
Numerator
Net income attributable to Class A common shareholders | $	$ (1,188,531)
Denominator
Basic and diluted weighted-average shares of Class A common stock outstanding | shares	994,345
Net income per share of Class A common stock – basic and diluted | $ / shares	$ (1.2)